Mining and Income Taxation - Summary of Components of Mining and Income Tax (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014	May 30, 2018
Disclosure of Components of Mining and Income Tax [Line Items]
South African statutory mining tax rate	34.00%	34.00%	34.00%
South African Revenue Service [Member]
Disclosure of Components of Mining and Income Tax [Line Items]
Gross recognised capital allowance disallowed				$ 182.2
Legal settlement amount					$ 185.1
Capital allowance recognized				$ 925.5	$ 53.7
Deferred tax assets not recognized [member] | Cerro Cerona and Damang [member]
Disclosure of Components of Mining and Income Tax [Line Items]
Deferred Tax assets at Cerro Cerona and Damang	$ 14.9	$ 12.9	$ 34.9
Deferred tax assets not recognized [member] | Cerro Cerona [member]
Disclosure of Components of Mining and Income Tax [Line Items]
Deferred Tax assets at Cerro Cerona and Damang	14.9	12.9	33.5
Deferred tax assets not recognized [member] | Damang [member]
Disclosure of Components of Mining and Income Tax [Line Items]
Deferred Tax assets at Cerro Cerona and Damang	0.0	0.0	$ 1.4
Deferred tax assets recognized [member] | Cerro Cerona [member]
Disclosure of Components of Mining and Income Tax [Line Items]
Deferred Tax assets at Cerro Cerona and Damang	0.0	17.3
Deferred tax assets recognized [member] | Damang [member]
Disclosure of Components of Mining and Income Tax [Line Items]
Deferred Tax assets at Cerro Cerona and Damang	$ 6.5	$ 2.5